EARNINGS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
EARNINGS PER SHARE
Schedule showing the computation of basic and diluted earnings per share

 The following shows the computation of basic and diluted earnings per share for the three and six months ended June 30, 2014 and 2013 (dollars in thousands, except per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
(Numerator):
Net income	$806	$1,260	$1,466	$2,073
Preferred stock dividends and accretion of discount	—	63	—	200

Net income available to common shareholders	$806	$1,197	$1,466	$1,873

(Denominator):
Weighted average shares outstanding—basic	5,527,690	5,556,133	5,529,290	5,557,842
Effect of dilutive stock options and vesting of restricted stock units	27,973	—	93,902	—
Weighted average shares outstanding—diluted	5,555,663	5,556,133	5,623,192	5,557,842
Income per common share:
Basic	$.15	$.22	$.27	$.34
Diluted	$.15	$.22	$.26	$.34

 The following shows the computation of basic and diluted earnings per share for the year ended December 31, 2013, 2012 and 2011 (dollars in thousands, except per share data):

	Year Ended December 31,
	2013	2012	2011
Net income	$5,937	$7,087	$2,218
Preferred stock dividends and accretion of discount	308	629	766

Net income available to common shareholders	$5,629	$6,458	$1,452

Weighted average shares outstanding	5,558,313	4,285,043	3,419,736
Effect of dilutive stock options, vesting of restricted stock units, and common stock warrants outstanding	91,745	—	80,468

Diluted weighted average shares outstanding	5,650,058	4,285,043	3,500,204

Income per common share:
Basic	$1.01	$1.51	$.42
Diluted	$1.00	$1.51	$.41